TAXATION (Details Narrative) ¥ in Thousands	3 Months Ended		6 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Distoken Acquisition Corporation [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
China's corporate income tax purposes								25.00%	25.00%
Tax benefit	$ (33,448)	$ (121,601)				$ (33,448)	$ (354,635)	$ (434,911)
Tax benefit	$ 33,448	$ 121,601				$ 33,448	$ 354,635	$ 434,911
Youlife International Holdings Inc [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
China's corporate income tax purposes								25.00%	25.00%	25.00%	25.00%
Unrecognized deferred tax liability								$ 0
Unrecognized uncertain tax positions								0		$ 0
Tax benefit			$ (834,000)	¥ (6,063)	¥ 23,814			4,261,000	¥ 30,256		¥ (18,551)
Tax benefit			$ 834,000	¥ 6,063	¥ (23,814)			$ (4,261,000)	¥ (30,256)		¥ 18,551
Youlife International Holdings Inc [Member] | HONG KONG
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate percentage								16.50%	16.50%
Youlife International Holdings Inc [Member] | PRC [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate percentage								25.00%	25.00%
Preferential corporate income tax rate								5.00%	5.00%
Youlife International Holdings Inc [Member] | PRC [Member] | High and New Technology Enterprise [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Preferential corporate income tax rate								15.00%	15.00%	15.00%	15.00%
Youlife International Holdings Inc [Member] | PRC [Member] | Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Preferential corporate income tax rate										2.50%	2.50%
Youlife International Holdings Inc [Member] | PRC [Member] | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Preferential corporate income tax rate										10.00%	10.00%